UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 95.5%
Canada 1.4%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	22,276,200	$260,850,839

China 1.2%
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	52,339,297
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	28,075,500	95,243,001
China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	39,614,192
[a]Dongfang Electric Corp. Ltd., H	Electrical Equipment	16,395,140	27,745,898
			214,942,388
Denmark 0.4%
FLSmidth & Co. AS	Construction & Engineering	1,549,181	80,990,206

France 11.4%
Alstom SA	Electrical Equipment	4,975,272	182,646,014
AXA SA	Insurance	8,817,061	230,978,286
BNP Paribas SA	Commercial Banks	4,381,920	328,870,102
Cie Generale des Etablissements Michelin, B	Auto Components	2,026,169	220,050,217
[b]Credit Agricole SA	Commercial Banks	18,303,580	229,490,868
Orange SA	Diversified Telecommunication
	Services	9,596,732	125,343,068
Sanofi	Pharmaceuticals	2,854,897	301,870,683
Total SA, B	Oil, Gas & Consumable Fuels	5,313,654	321,889,719
Vivendi SA	Diversified Telecommunication
	Services	5,281,272	134,119,421
			2,075,258,378
Germany 5.7%
[b]Commerzbank AG	Commercial Banks	7,309,770	108,629,730
[b]Deutsche Lufthansa AG	Airlines	13,821,291	300,115,840
Merck KGaA	Pharmaceuticals	993,692	172,373,443
Metro AG	Food & Staples Retailing	1,283,070	64,296,402
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	706,419	154,495,529
[b]Osram Licht AG	Electrical Equipment	159,666	9,454,248
SAP AG	Software	193,410	16,013,280
Siemens AG	Industrial Conglomerates	1,596,669	210,818,551
			1,036,197,023
Hong Kong 0.1%
Noble Group Ltd.	Trading Companies & Distributors	13,595,600	11,971,105

India 0.5%
ICICI Bank Ltd., ADR	Commercial Banks	2,490,800	89,320,088

Ireland 1.5%
CRH PLC	Construction Materials	10,952,328	277,616,802

Israel 0.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,305,448	93,970,061

Italy 3.2%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	160,497,481
Intesa Sanpaolo SpA	Commercial Banks	60,609,368	146,550,540
UniCredit SpA	Commercial Banks	36,756,760	266,628,240
			573,676,261
Japan 3.5%
Konica Minolta Inc.	Office Electronics	11,948,500	120,505,741
[b]Mazda Motor Corp.	Automobiles	19,579,000	90,033,771
Nintendo Co. Ltd.	Software	737,200	94,502,670
Nissan Motor Co. Ltd.	Automobiles	19,413,100	177,404,556

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2013 (unaudited) (continued)

Toyota Motor Corp.	Automobiles	2,602,310	162,096,537
			644,543,275
Netherlands 4.8%
Akzo Nobel NV	Chemicals	2,972,140	223,790,583
Fugro NV, IDR	Energy Equipment & Services	2,027,953	123,317,338
[b]ING Groep NV, IDR	Diversified Financial Services	15,789,671	205,006,567
Koninklijke Philips NV	Industrial Conglomerates	3,402,481	121,764,749
Randstad Holding NV	Professional Services	2,322,266	144,668,400
TNT Express NV	Air Freight & Logistics	5,259,338	48,216,777
			866,764,414
Portugal 1.2%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	12,900,340	213,703,004

Russia 0.3%
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	719,806	44,609,977
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	828,000	12,490,380
			57,100,357
Singapore 2.3%
DBS Group Holdings Ltd.	Commercial Banks	8,010,734	109,665,254
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	11,802,010	89,459,236
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	74,861,000	221,907,581
			421,032,071
South Korea 4.1%
KB Financial Group Inc.	Commercial Banks	4,960,243	186,089,384
POSCO	Metals & Mining	575,778	178,194,588
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	268,928	379,677,410
			743,961,382
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	11,196,859	184,190,836

Sweden 1.5%
Ericsson, B	Communications Equipment	13,222,750	164,712,317
Getinge AB, B	Health Care Equipment & Supplies	3,501,690	109,449,502
			274,161,819
Switzerland 4.9%
Credit Suisse Group AG	Capital Markets	8,543,380	254,219,028
Lonza Group AG	Life Sciences Tools & Services	727,269	67,737,804
Roche Holding AG	Pharmaceuticals	1,174,578	327,358,399
Swiss Re AG	Insurance	2,652,800	235,963,737
			885,278,968
Taiwan 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	11,862,358	42,075,046

Turkey 0.8%
[b]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	9,901,490	151,690,827

United Kingdom 12.6%
Aviva PLC	Insurance	34,151,672	239,772,514
BAE Systems PLC	Aerospace & Defense	14,860,062	103,904,382
BP PLC	Oil, Gas & Consumable Fuels	22,801,450	179,729,367
Carillion PLC	Construction & Engineering	4,353,240	21,449,481
GlaxoSmithKline PLC	Pharmaceuticals	11,634,464	307,942,136
HSBC Holdings PLC	Commercial Banks	16,441,340	183,549,880
[b]International Consolidated Airlines Group SA	Airlines	54,170,757	324,503,706
Kingfisher PLC	Specialty Retail	42,803,649	263,026,261
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,497,253	192,863,545

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2013 (unaudited) (continued)
Tesco PLC	Food & Staples Retailing	30,180,518	171,771,796
Vodafone Group PLC	Wireless Telecommunication
	Services	80,545,951	298,887,312
			2,287,400,380
United States 32.4%
American International Group Inc.	Insurance	1,803,580	89,728,105
Amgen Inc.	Biotechnology	2,343,210	267,313,397
Baker Hughes Inc.	Energy Equipment & Services	5,298,854	301,822,724
[b]Brocade Communications Systems Inc.	Communications Equipment	20,150,400	177,122,016
Chevron Corp.	Oil, Gas & Consumable Fuels	1,528,510	187,150,764
Cisco Systems Inc.	Communications Equipment	11,340,960	240,995,400
Citigroup Inc.	Diversified Financial Services	5,927,580	313,687,534
Comcast Corp., Special A	Media	4,099,110	197,372,146
CVS Caremark Corp.	Food & Staples Retailing	2,510,650	168,113,124
FedEx Corp.	Air Freight & Logistics	1,181,900	163,929,530
[b]Forest Laboratories Inc.	Pharmaceuticals	2,255,560	115,732,784
Halliburton Co.	Energy Equipment & Services	3,436,539	181,036,875
Hewlett-Packard Co.	Computers & Peripherals	8,504,900	232,609,015
JPMorgan Chase & Co.	Diversified Financial Services	3,542,510	202,702,422
Medtronic Inc.	Health Care Equipment & Supplies	4,272,880	244,921,482
Merck & Co. Inc.	Pharmaceuticals	5,009,330	249,614,914
Microsoft Corp.	Software	9,269,500	353,446,035
Morgan Stanley	Capital Markets	8,460,730	264,820,849
[b,d]Navistar International Corp.	Machinery	5,754,190	231,260,896
[b]News Corp., A	Media	2,728,302	49,000,304
Noble Corp. PLC	Energy Equipment & Services	3,912,860	149,158,223
Oracle Corp.	Software	1,003,380	35,409,280
Pfizer Inc.	Pharmaceuticals	10,415,680	330,489,526
[b]Sprint Corp.	Wireless Telecommunication
	Services	8,242,644	69,155,783
SunTrust Banks Inc.	Commercial Banks	4,098,280	148,480,684
Target Corp.	Multiline Retail	1,822,100	116,486,853
TE Connectivity Ltd.	Electronic Equipment, Instruments
	& Components	2,015,040	106,232,909
Time Warner Cable Inc.	Media	1,077,036	148,867,916
Time Warner Inc.	Media	646,990	42,513,713
Twenty-First Century Fox Inc., A	Media	3,400,290	113,875,712
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	220,562,353
The Walt Disney Co.	Media	2,778,316	195,982,411
			5,909,595,679
Total Common Stocks (Cost $13,418,100,968)			17,396,291,209
Preferred Stocks 1.3%
Brazil 1.3%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	11,575,457	191,458,059
Vale SA, ADR, pfd., A	Metals & Mining	3,546,070	49,751,362
Total Preferred Stocks (Cost $275,691,904)			241,209,421
Non-Registered Mutual Funds (Cost $84,040,500) 0.6%
China 0.6%
[b,d,e,f]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	8,409,153	101,330,297

Total Investments before Short Term Investments (Cost $13,777,833,372)			17,738,830,927
		Principal Amount*

Short Term Investments 2.6%
Time Deposits 2.5%
Canada 1.7%
Bank of Montreal, 0.04%, 12/02/13		$225,000,000	225,000,000
Royal Bank of Canada, 0.05%, 12/02/13		89,000,000	89,000,000
			314,000,000
United States 0.8%
Scotia Capital Markets, 0.01%, 12/02/13		150,000,000	150,000,000

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2013 (unaudited) (continued)
Total Time Deposits (Cost $464,000,000)		464,000,000
Total Investments before Cash Collateral Received for Loaned Securities (Cost $14,241,833,372)		18,202,830,927
	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$10,433,832) 0.1%
Money Market Funds 0.1%
United States 0.1%
[g]BNY Mellon Overnight Government Fund, 0.061%	10,433,832	10,433,832
Total Investments (Cost $14,252,267,204) 100.0%		18,213,264,759
Other Assets, less Liabilities (0.0)%†		(1,861,045)
Net Assets 100.0%		$18,211,403,714

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a A portion or all of the security is on loan at November 30, 2013.
b Non-income producing.
c At November 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 5 regarding holdings of 5% voting securities.
e See Note 4 regarding restricted securities.
f See Note 6 regarding investment in Templeton China Opportunities Fund, Ltd.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the

Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,272,115,071

Unrealized appreciation	$4,893,032,399
Unrealized depreciation	(951,882,711)
Net unrealized appreciation (depreciation)	$3,941,149,688

4. RESTRICTED SECURITIES

At November 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
8,409,153	Templeton China Opportunities Fund, Ltd., Reg D
	Total Restricted Securities (Value is 0.56% of Net Assets)	1/27/10 - 10/9/13	$84,040,500	$101,330,297

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2013, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income		Gain (Loss)
Controlled Affiliates[a]
Templeton China Opportunities Fund, Ltd., Reg D	8,404,428	4,725	-	8,409,153	$101,330,297		$-		$-

Non-Controlled Affiliates
Brocade Communications System Inc.	23,407,480	-	3,257,080	20,150,400	$-	b $		- $	9,162,189
Navistar International Corp.	5,754,190	-	-	5,754,190	231,260,896		-		-
Total Non-Controlled Affiliates					$231,260,896	$		- $	9,162,189
Total Affiliated Securities (Value is 1.83% of Net Assets)					$332,591,193	$		- $	9,162,189

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.
[b] As of November 30, 2013, no longer an affiliate.

6. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund's investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments[a,b]	$17,637,500,630	$-	$-	$17,637,500,630
Non-Registered Mutual Funds	-	-	101,330,297	101,330,297
Short Term Investments	-	474,433,832	-	474,433,832
Total Investments in Securities	$17,637,500,630	$474,433,832	$101,330,297	$18,213,264,759

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014